CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non- controlling interests
Beginning balance at Dec. 31, 2019		£ 47,806	£ 41,697	£ 24,756	£ 13,695	£ 3,246	£ 5,906	£ 203
Comprehensive income
Profit for the period		19	(234)			(234)	234	19
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		514	514			514
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(109)	(109)		(109)
Equity shares		(62)	(62)		(62)
Gains and losses attributable to own credit risk, net of tax		(2)	(2)			(2)
Movements in cash flow hedging reserve, net of tax		458	458		458
Movements in foreign currency translation reserve, net of tax		28	28		28
Other comprehensive income for the period, net of tax		827	827		315	512
Total comprehensive income for the period	[1]	846	593		315	278	234	19
Transactions with owners
Distributions on other equity instruments		(234)					(234)
Issue of ordinary shares		176	176	176
Movement in treasury shares		221	221			221
Value of employee services:
Share option schemes		12	12			12
Other employee award schemes		35	35			35
Total transactions with owners		210	444	176	0	268	(234)	0
Ending balance at Jun. 30, 2020	[2]	48,862	42,734	24,932	14,010	3,792	5,906	222
Comprehensive income
Profit for the period		1,368	1,099			1,099	219	50
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(401)	(401)			(401)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		85	85		85
Equity shares		(4)	(4)		(4)
Gains and losses attributable to own credit risk, net of tax		(53)	(53)			(53)
Movements in cash flow hedging reserve, net of tax		(333)	(333)		(333)
Movements in foreign currency translation reserve, net of tax		(11)	(11)		(11)
Other comprehensive income for the period, net of tax		(717)	(717)		(263)	(454)
Total comprehensive income for the period	[3]	651	382		(263)	645	219	50
Transactions with owners
Dividends		(41)						(41)
Distributions on other equity instruments		(219)					(219)
Issue of ordinary shares		15	15	15
Movement in treasury shares		72	72			72
Value of employee services:
Share option schemes		36	36			36
Other employee award schemes		39	39			39
Changes in non-controlling interests		(2)						(2)
Total transactions with owners		(100)	162	15	0	147	(219)	(43)
Ending balance at Dec. 31, 2020	[4]	49,413	43,278	24,947	13,747	4,584	5,906	229
Comprehensive income
Profit for the period		3,865	3,611			3,611	213	41
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		281	281			281
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		26	26		26
Equity shares		41	41		41
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(1,077)	(1,077)		(1,077)
Movements in foreign currency translation reserve, net of tax		(23)	(23)		(23)
Other comprehensive income for the period, net of tax		(778)	(778)		(1,033)	255
Total comprehensive income for the period	[5]	3,087	2,833		(1,033)	3,866	213	41
Transactions with owners
Dividends		(455)	(404)			(404)		(51)
Distributions on other equity instruments		(213)					(213)
Issue of ordinary shares		22	22	22
Movement in treasury shares		(54)	(54)			(54)
Value of employee services:
Share option schemes		27	27			27
Other employee award schemes		59	59			59
Changes in non-controlling interests		0						0
Total transactions with owners		(614)	(350)	22	0	(372)	(213)	(51)
Realised gains and losses on equity shares held at fair value through other comprehensive income					(1)	1
Ending balance at Jun. 30, 2021	[6]	£ 51,886	£ 45,761	£ 24,969	£ 12,713	£ 8,079	£ 5,906	£ 219

[1]	Total comprehensive income attributable to owners of the parent was £827 million
[2]	Total equity attributable to owners of the parent was £48,640 million
[3]	Total comprehensive income attributable to owners of the parent was £601 million.
[4]	Total equity attributable to owners of the parent was £49,184 million.
[5]	Total comprehensive income attributable to owners of the parent was £3,046 million
[6]	.2Total equity attributable to owners of the parent was £51,667 million